united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/15

Item 1. Reports to Stockholders.

Anfield Universal Fixed Income Fund

Class A Shares	(AFLEX)
Class A1 Shares	(AFLMX)
Class C Shares	(AFLKX)
Class I Shares	(AFLIX)
Class R Shares	(AFLRX)

April 30, 2015

Semi-Annual Report

Advised by:
Anfield Capital Management
4695 MacArthur Court
Suite 430
Newport Beach, CA 92660
www.AnfieldFunds.com

May 28, 2015

Letter to Shareholders of the Anfield Universal Fixed Income Fund (AFLIX)

Shareholders:

We are pleased to report that the Anfield Universal Fixed Income Fund has achieved its investment objectives, thanks to the guidance of Anfield Capital Management and its portfolio managers, Mr. Cyrille Conseil, CFA, Peter Van de Zilver, CFA and David Young, CFA.

Despite the persistent low yield and high volatility fixed income environment, further complicated by an unusually prolonged pause in monetary policy activity which has created an uneasiness and uncertainty across global asset markets, the Fund has generated positive returns of 0.75% for the six months ending April 30, 2015.

A Refresher on What the Anfield Fund Seeks to Accomplish

While we are very pleased with the Fund’s performance to date, both in absolute terms and in comparison to other bond funds, we would like to take this opportunity to remind Fund Shareholders what the Fund’s investment strategy seeks to accomplish and how that will at times differ from conventional self-named “Core” bond funds.

The Fund offers access to an absolute return bond strategy, seeking to deliver positive returns over full market cycles. Free from traditional “Core” fixed income fund restrictions driven by market indices or benchmarks, which really have nothing to do with enlightened bond fund management, Anfield is instead free to invest broadly across the global fixed income markets, without artificial limitations. The flexible and universal nature (hence the Fund’s name) of this strategy allows us to fully express our outlook, with the ability to take greater exposure in areas where we see opportunity and avoid, or even take negative exposure to fundamentally unattractive markets, or where we see heightened downside risk.

The Anfield Fund’s greater flexibility allows the Portfolio Managers to invest tactically and opportunistically according to our long- and short-term market views, unfettered by the traditional requirements to stay focused on any specific maturity range, region, or sector. We believe this freedom may provide the opportunity for higher risk-adjusted return potential over the long term, as well as greater potential to preserve capital. Further, the Fund’s absolute return orientation could enhance performance potential, particularly during periods of volatile or declining markets.

What role could the fund play in an investor’s portfolio?

Because the Anfield Fund is not tied to benchmark-specific guidelines, at times its performance is likely to differ from that of the overall bond market, potentially making it an attractive complement to a more traditional core bond holding. From our experience this is the most common use – so much so we have dubbed it the “Flexi-Core” approach to managing the post 2008/2009 financial crisis fixed income landscape. Because the Fund can migrate around the world and across market sectors, credit ratings, etc., it could also potentially serve as a “Satellite” allocation around core bonds. Some investors may consider using the Anfield Fund as part of an alternatives allocation, due to its absolute return focus, higher long-term return potential, and expected lower correlation (increased diversification) with other assets classes.

4379-NLD-6/2/2015

1

Market Commentary

●	The economy continues to show glimmers of hope for meaningful improvement over the remainder of 2015, as compared to the sluggish, sub-2% growth during the opening months of the year.

●	The dollar’s impressive rally until mid-March, before stalling out , could be rekindled by fresh signs of strengthening growth and firming inflation supporting an early interest-rate increase by the Fed.

●	Inflation threatens to exceed a projected 1¾ - 2% rate during the balance of the year and create a headwind to consumer-led growth by squeezing household “purchasing power”.

●	Capital-spending cuts and firming oil demand associated with moderate global growth either will sustain moderate increases or rekindle oil prices later this year, leaving them well short of their mid-2014 peak.

●	Markets will be exposed to greater volatility in the months before and after the first change in interest rates; the shift from the “forward guidance” of open-ended, aggressive stimulus to more data-driven policy decisions will leave markets more susceptible to the inevitable ebb and flow of economic data.

Market Outlook

●	We believe that the U.S. economy will continue to grow in the 2-3% range

●	Bonds will be exposed to heightened volatility amid uncertainties over the Fed’s policy execution

●	Interest rates are poised to rise moderately over the balance of 2015

●	European and other foreign multinationals in developed and in emerging markets keyed to the U.S. economy could benefit from firmer sales translation gains on dollar income

●	The geopolitical scene remains turbulent with the potential for continued economic disruption

Current Fixed Income Investment Strategy

●	Economic growth and inflation “fundamentals” should foster gradual rate increases during the policy-transition period, leaving the benchmark 10-year Treasury yield at 2.5%+ by end of 2015

●	Retain short-intermediate maturity focus and defensive duration (average maturity) posture in the U.S.

●	Select non-U.S. positions driven by attractive individual credit opportunities, not for cyclical positioning

●	Favor exposure to shorter-dated credit with sensible credit ratings, strong cash positions, and improving industry and individual fundamentals

●	Stocks, bonds and an array of other “risk” assets could be unsettled by an unwinding of imbalances and distortions created by years of aggressive stimulus, as the odds increase of a first rise in rates

●	We favor a modest overweight on the MBS basis based on an expected range trade in rates, attractive carry, and meaningful institutional demand to cushion yield spread widening.

●	Minimal Emerging Markets exposure based on credit selection

●	Defensive,” yield-oriented sectors, like utilities and telecommunications services should benefit from suppressed interest rates and from resilience to slow growth, at the expense of more economically sensitive industrials and consumer cyclicals

4379-NLD-6/2/2015

2

Strategy:

Directional (top-down macro)	Defensive, positioned for higher rates
Yield Curve	1 - 5 (short-intermediate) with modest roll-down, currently driven by directional, duration, sector & yield views
Sector	Emphasize all grade yield enhancing credit, MBS and ABS allocations
Yield	1.0 to 3.0 years total, emphasizing diversified yield spread duration
Security Selection	Active and selective
Currency	None

The Fund’s conservative and at times defensive posture is built around:

●	Emphasis on intermediate maturities to protect from increasing rates

●	Search for attractive yields across global markets

On behalf of the entire staff at Anfield Capital Management, we thank you for your continued support.

David Young, CFA	Peter Van de Zilver, CFA

CEO & Founder	Director, Portfolio Analytics & Risk Management

Cyrille Conseil, CFA

Senior Portfolio Manager

4379-NLD-6/2/2015

3

Anfield Universal Fixed Income Fund
PORTFOLIO REVIEW
April 30, 2015 (Unaudited)

The Fund’s performance figures* for the six months ended April 30, 2015, compared to its benchmark:

	Six Month	1 Year	Since Inception(a)
Class A	0.71%	1.60%	2.41%
Class A1	(0.88)%	(0.98)%	0.55%
Class C	0.28%	0.75%	1.50%
Class I	0.74%	1.75%	2.61%
Class R	(0.88)%	(0.98)%	0.55%
BofA Merrill Lynch US Dollar Libor 3-Month Constant Maturity Index(b)	0.12%	0.23%	0.25%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.20%, 1.35%, 1.95%, 0.95%, and 1.45% for Class A, Class A1, Class C, Class I, and Class R shares, respectively, per the most recent prospectus. Without waiver the gross expense fees are 1.52%, 1.67%, 2.27%, 1.27%, 1.77% for Class A, Class A1, Class C, Class I, and Class R shares, respetively. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-866-4848.

(a)	Anfield Universal Fixed Income Fund commenced investment operations on June 28, 2013.

(b)	The BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Top 10 Allocations	% of Net Assets
Bonds & Notes	83.1%
Mutual Funds	4.9%
Preferred Stock	2.5%
ETF’s	1.1%
Other Cash & Equivalents	8.4%
100.00%

Please refer to the Schedule of Investments in this semi annual report for a detailed analysis of the Fund’s holdings.

4

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2015

Shares		Value

	EXCHANGE TRADED FUNDS - 1.1%
	DEBT FUND - 1.1%
$22,000	PowerShares Senior Loan Portfolio	$531,960

	TOTAL EXCHANGE TRADED FUNDS (Cost $547,835)	531,960

	MUTUAL FUNDS - 4.9%
	DEBT FUND - 4.9%
11,445	BlackRock Floating Rate Income Strategies Fund, Inc.	160,001
176,347	Fidelity Floating Rate High Income Fund	1,726,434
42,037	Vanguard Short-Term Investment Grade Fund	451,059
	TOTAL MUTUAL FUNDS (Cost $2,373,716)	2,337,494

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES * - 83.1%
	AEROSPACE/DEFENSE - 1.1%
250,000	L-3 Communications Corp.	5.2000	10/15/2019	276,806
250,000	Northrop Grumman Corp.	1.7500	6/1/2018	250,904
				527,710
	AGENCY COLLATERAL CMO - INTEREST ONLY 2.5%
167,180	Fannie Mae Interest Strip	4.0000	10/25/2044	32,913
852,081	Fannie Mae REMICS	3.0000	8/25/2030	81,202
1,547,236	Fannie Mae REMICS	4.0000	1/25/2021	82,177
300,793	Fannie Mae REMICS	4.0000	7/25/2021	18,530
570,634	Freddie Mac REMICS	3.0000	8/15/2027	55,231
1,082,180	Freddie Mac REMICS	6.5685	5/15/2029	205,908
399,003	Freddie Mac REMICS	6.5000	3/15/2032	89,324
1,252,619	Freddie Mac REMICS	3.5000	4/15/2033	127,724
628,727	Freddie Mac REMICS	6.5688	3/25/2035	129,985
501,770	Freddie Mac REMICS	6.2685	3/15/2037	96,192
606,446	Freddie Mac REMICS	6.2285	5/15/2037	71,392
375,714	Freddie Mac REMICS	6.0185	6/15/2038	59,142
636,691	Government National Mortgage Association	4.0000	12/16/2026	86,319
737,780	Government National Mortgage Association	6.4195	12/20/2040	48,518
				1,184,557
	AIRLINES - 3.0%
67,827	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019	72,575
328,599	UAL 2009-1 Pass Through Trust	10.4000	11/1/2016	358,994
157,204	UAL 2009-2B Pass Through Trust ^	12.0000	1/15/2016	167,816
250,000	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022	260,000
300,000	US Airways 2012-2 Class C Pass Through Trust	5.4500	6/3/2018	309,000
233,310	Virgin Australia 2013-1B Trust ^	6.0000	10/23/2020	242,151
				1,410,536
	AUTO MANUFACTURERS - 1.1%
115,000	Ford Motor Credit Co. LLC	1.6606	8/20/2018	115,385
300,000	Ford Motor Credit Co. LLC	2.3750	3/12/2019	303,394
100,000	Ford Motor Credit Co. LLC	2.5000	1/15/2016	101,080
				519,859
	AUTO PARTS & EQUIPMENT - 0.6%
250,000	Goodyear Tire & Rubber Co.	6.5000	3/1/2021	265,750

	BANKS - 18.2%
100,000	Banco Santander Chile ^	3.7500	9/22/2015	100,651
100,000	Bank of America Corp.	3.7000	9/1/2015	101,004
268,000	Bank of America Corp.	1.9762	11/18/2020	274,030
500,000	Bank of America Corp.	2.0331	9/28/2020	512,500
250,000	Banque Federative du Credit Mutuel SA ^	2.5000	10/29/2018	256,192
500,000	Barclays Bank PLC	3.0000	2/22/2021	531,250
500,000	CIT Group, Inc.	3.8750	2/19/2019	496,875
450,000	Citigroup, Inc.	1.7084	8/11/2020	456,750
250,000	Citigroup, Inc.	3.0000	12/15/2015	263,125
350,000	First Horizon National Corp.	5.3750	12/15/2015	358,986
344,000	Goldman Sachs Group, Inc.	1.6253	7/15/2020	345,720
250,000	Goldman Sachs Group, Inc.	1.6611	8/26/2020	252,188
135,000	HBOS PLC ^	6.7500	5/21/2018	151,238
252,000	HSBC Bank USA NA	4.8750	8/24/2020	282,637
377,000	ICBC Standard Bank PLC	8.0120	7/29/2049	381,712
100,000	JPMorgan Chase & Co.	1.1703	3/20/2017	100,000
263,000	JPMorgan Chase & Co.	2.6250	10/29/2020	279,438
200,000	Lloyds Bank PLC	3.2000	6/11/2015	200,518
400,000	Manufacturers & Traders Trust Co.	5.6290	12/1/2021	415,800

See accompanying notes to financial statements.

5

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

Par Value		Coupon Rate (%)	Maturity	Value

	BANKS - 18.2% (Continued)
$979,967	Manwin Licensing International	14.0000	10/4/2018	$1,068,164
100,000	Morgan Stanley & Co.	3.0000	8/30/2015	100,691
250,000	Morgan Stanley & Co.	3.5000	9/30/2017	263,750
306,000	Morgan Stanley & Co.	4.5000	10/27/2018	334,305
500,000	National Westminster Bank PLC	0.5625	11/29/2049	319,407
250,000	SunTrust Banks, Inc.	1.2782	7/31/2017	252,600
500,000	Wells Fargo & Co.	7.9800	3/29/2049	552,500
				8,652,031
	BEVERAGES - 0.1%
50,000	Central American Bottling Corp. ^	6.7500	2/9/2022	52,938

	BUILDING MATERIALS - 0.7%
300,000	Cemex SABv ^	5.8750	3/25/2019	310,350

	COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
216,778	Alternative Loan Trust 2004-35T2	6.0000	2/25/2035	45,775
49,149	Banc of America Alternative Loan Trust 2003-11	6.0000	1/25/2034	52,112
39,377	Banc of America Mortgage 2004-A Trust	2.6708	2/25/2034	39,265
75,031	Banc of America Funding 2004-D Trust	2.3984	6/25/2034	75,739
76,992	Banc of America Funding 2005-2 Trust	5.5000	4/25/2035	78,164
89,672	Banc of America Mortgage 2004-C Trust	2.6954	4/25/2034	89,535
66,940	Bear Stearns ARM Trust 2003-4	2.3191	7/25/2033	67,249
55,207	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033	57,232
54,719	Chase Mortgage Finance Trust Series 2007-A1	2.4175	2/25/2037	54,870
171,898	CHL Mortgage Pass-Through Trust 2003-2	5.5000	3/25/2033	161,146
32,641	Citigroup Mortgage Loan Trust 2008-AR4 * ^	2.7205	11/25/2038	32,780
36,461	Citigroup Mortgage Loan Trust 2010-8 * ^	4.5000	12/25/2036	37,424
19,912	Credit Suisse First Boston Mortgage Securities Corp.	3.5000	7/25/2018	19,978
103,127	Deutsche Mortgage Securities Inc. Mortgage Loan Trust 2004-4	0.6313	6/25/2034	95,402
96,019	First Horizon Alternative Mortgage Securities Trust 2006-FA1	0.9313	4/25/2036	93,914
77,205	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034	80,152
32,332	GSR Mortgage Loan Trust 2005-5F	0.6813	6/25/2035	31,478
60,058	Impac Secured Assets CMN Owner Trust	0.9813	11/25/2034	59,709
130,105	JP Morgan Mortgage Trust 2005-A1	2.6000	2/25/2035	128,608
43,969	Lehman XS Trust Series 2005-1	1.6793	7/25/2035	42,461
34,218	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	36,541
54,978	MASTR Alternative Loan Trust 2004-4	5.5000	4/25/2019	57,254
90,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	94,186
29,250	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H	1.9416	1/25/2029	28,942
27,254	Morgan Stanley Mortgage Loan Trust 2004-4	5.0000	8/25/2019	27,868
45,747	Morgan Stanley Mortgage Loan Trust 2004-7AR	2.4302	9/25/2034	45,804
6,832	Morgan Stanley Mortgage Loan Trust 2005-4	5.5000	8/25/2035	6,888
22,518	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR4	2.6146	12/25/2034	22,646
30,083	Prime Mortgage Trust 2004-CL1	0.5813	2/25/2034	28,483
76,577	Residential Asset Securitization Trust 2003-A7	5.5000	7/25/2033	82,038
122,210	RFMSI Series 2004-S5 Trust	5.2500	5/25/2034	123,625
12,418	Structured Adjustable Rate Mortgage Loan Trust	2.3409	6/25/2034	12,384
83,949	Structured Asset Sec Corp. Mort Pas Thr Certs Ser 2003 30	5.5000	10/25/2033	88,838
110,914	Structured Asset Securities Corp.	3.9276	9/25/2026	110,426
73,169	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Tr	1.1813	3/25/2028	71,548
64,818	Structured Asset Sec Corp. Mort Passthr Certs Ser 2003 40A	2.3930	1/25/2034	62,697
12,730	WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust	5.5000	12/25/2019	13,230
14,140	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS2 Trust	5.0000	3/25/2018	14,390
				2,270,781
	CHEMICALS - 0.1%
50,000	Eastman Chemical Co.	3.0000	12/15/2015	50,661

	COMMERCIAL SERVICES - 1.1%
500,000	Lender Processing Services, Inc.	5.7500	4/15/2023	533,750

See accompanying notes to financial statements.

6

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

Par Value		Coupon Rate (%)	Maturity	Value

	DIVERSIFIED FINANCIAL SERVICES - 4.6%
$375,000	Ally Financial, Inc.	3.3500	5/15/2019	$369,844
250,000	Ally Financial, Inc.	3.5000	1/27/2019	249,063
500,000	American Express Co.	5.2000	5/29/2049	506,875
10,000	Cantor Fitzgerald LP ^	7.8750	10/15/2019	10,930
500,000	General Electric Capital Corp.	6.2500	12/15/2022	565,000
500,000	ILFC E-Capital Trust I ^	4.0900	12/21/2065	479,375
18,000	Lazard Group LLC	6.8500	6/15/2017	19,806
				2,200,893
	ELECTRIC - 1.3%
250,000	Entergy Corp.	5.1250	9/15/2020	277,030
100,000	PPL Capital Funding, Inc.	6.7000	3/30/2067	92,575
250,000	PPL Energy Supply LLC	6.2000	5/15/2016	257,993
				627,598
	ENGINEERING & CONSTRUCTION - 1.6%
200,000	SBA Tower Trust * ^	3.5980	4/15/2018	200,218
250,000	SBA Tower Trust * ^	2.8980	10/15/2019	252,898
325,000	Skyway Concession Co. LLC * ^	0.5531	6/30/2017	313,016
				766,132
	ENTERTAINMENT - 0.6%
25,000	CCM Merger, Inc. ^	9.1250	5/1/2019	27,281
250,000	NAI Entertainment Holdings ^	5.0000	8/1/2018	259,375
				286,656
	FOOD - 0.6%
250,000	Kroger Co.	6.8000	12/15/2018	293,052
10,000	Wells Enterprises, Inc. ^	6.7500	2/1/2020	10,250
				303,302
	FOREST PRODUCTS & PAPER - 1.3%
725,000	Carter Hold Harvey, Ltd.	9.5000	12/1/2024	594,500

	HAND/MACHINE TOOLS - 0.5%
250,000	Kennametal, Inc.	2.6500	11/1/2019	251,894

	HEALTHCARE - SERVICES - 1.9%
350,000	Community Health Systems, Inc.	5.1250	8/15/2018	364,000
500,000	HCA, Inc.	3.7500	3/15/2019	516,250
				880,250
	HOME EQUITY ASSET BACKED SECURITIES - 8.2%
87,587	ABFC 2002-OPT1 Trust	1.5763	4/25/2032	80,481
285,820	ABFC 2004-OPT2 Trust	1.9813	4/25/2033	279,763
56,401	ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1	1.8313	3/25/2034	54,799
5,381	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3	0.8263	5/25/2035	5,392
98,573	AFC Trust Series 2000-1	0.5113	3/25/2030	86,294
74,282	Ameriquest Mort Sec Inc. Asst Back Pas Thr Certs Ser 2003-9	3.1738	9/25/2033	69,874
54,144	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	1.2988	1/25/2034	50,454
38,702	Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Ctfs Ser 2003-11	5.5413	12/25/2033	40,453
69,046	Amresco Residential Securities Corp. Mortgage Loan Trust 1998-1	7.0000	1/25/2028	69,119
29,056	Asset Backed Securities Corp. Home Equity Loan Trust Serieis 2003-HE2	3.0315	4/15/2033	27,919
182,336	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6	2.6563	11/25/2033	157,646
64,797	Bear Stearns Asset Backed Securities I Trust 2004-BO1	4.1813	10/25/2034	60,919
271,305	Bear Stearns Asset Backed Securities I Trust 2004-FR3	2.2738	9/25/2034	234,665
19,463	Citifinancial Mortgage Securities Inc.	3.7650	4/25/2034	19,802
60,431	Citigroup HELOC Trust 2006-NCB1	0.3015	5/15/2036	60,214
112,632	Conseco Finance Corp.	0.8815	8/15/2033	108,580
84,976	Countrywide Asset-Backed Certificates ^	2.4313	9/25/2023	83,576
40,000	GSAA Trust	5.2950	11/25/2034	40,629
278,229	Home Equity Asset Trust	2.3313	3/25/2034	266,250
291,377	Home Equity Asset Trust 2004-4	2.1313	10/25/2034	276,429
1,707	Home Equity Asset Trust 2005-4	0.8413	10/25/2035	1,709
7,094	Mastr Asset Backed Securities Trust 2005-HE1	0.8563	5/25/2035	7,108
31,118	Morgan Stanley ABS Capital I Inc. Trust 2003-HE1	3.5563	5/25/2033	30,044
182,242	Morgan Stanley ABS Capital I Inc. Trust 2004-NC4	3.1813	4/25/2034	178,699
1,994	Morgan Stanley Home Equity Loan Trust 2005-2	0.8263	5/25/2035	1,998
65,200	New Century Home Equity Loan Trust * ^	1.2988	10/25/2033	62,234
277,767	New Century Home Equity Loan Trust Series 2003-4	3.2563	10/25/2033	266,905
100,149	NovaStar Mortgage Funding Trust Series 2004-1	1.7563	6/25/2034	88,397
417,199	NovaStar Mortgage Funding Trust Series 2004-2	2.4313	9/25/2034	373,992
193,969	Option One Mort Acceptance Corp. Asset Back Cert Ser 2003 2	2.7313	4/25/2033	185,015
72,734	Option One Mortgage Accep Corp. Ast Back Certs Ser 2003-3	3.1813	6/25/2033	70,846
32,389	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5	0.8213	8/25/2033	30,749
62,326	Option One Mortgage Accept Corp. Asset-Backed Cert SE 2002-6	1.3063	11/25/2032	57,497
5,187	Option One Mortgage Accept Corp. Asset-Backed Cert SE 2002-6	2.7313	11/25/2032	5,132
23,837	RASC Series 2002-KS2 Trust	7.2790	4/25/2032	24,335
110,733	Saxon Asset Securities Trust 2002-1	1.9813	11/25/2031	94,088
88,377	Saxon Asset Securities Trust 2003-3	2.5738	12/25/2033	80,787
159,551	Securitized Asset Backed Receivables LLC Trust 2004-OP1	1.8313	2/25/2034	154,813
99,148	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.2063	2/25/2034	95,828
				3,883,434

See accompanying notes to financial statements.

7

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

Par Value		Coupon Rate (%)	Maturity	Value

	HOUSEHOLD PRODUCTS - 0.6%
$250,000	Armored Autogroup, Inc.	9.2500	11/1/2018	$263,437

	INSURANCE - 2.4%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023	315,834
300,000	Pacific Life Global Funding * ^	2.0910	2/6/2016	304,500
500,000	ZFS Finance USA Trust II *	6.4500	12/15/2065	521,750
				1,142,084
	IRON/STEEL - 0.7%
300,000	Arcelor Mittal	6.0000	8/5/2020	314,250
	LODGING - 0.1%
65,000	MCE Finance Ltd. ^	5.0000	2/15/2021	62,075

	MANUFACTURED HOUSING - 0.1%
44,550	Conseco Financial Corp.	7.2200	3/15/2028	48,086

	MEDIA - 0.3%
150,000	Time Warner Cable, Inc.	5.0000	2/1/2020	158,579

	MINING - 0.8%
100,000	Alcoa, Inc.	6.7500	7/15/2018	113,184
250,000	Newmont Mining Corp.	5.1250	10/1/2019	273,953
				387,137
	MUNICIPAL - 0.6%
250,000	Grant County Public Utility District No 2	5.2900	1/1/2020	269,825

	OIL & GAS - 2.5%
545,000	Drill Rigs Holdings, Inc. ^	6.5000	10/1/2017	472,788
250,000	Nabors Industries, Inc.	5.0000	9/15/2020	255,074
250,000	Petrobras Global Finance BV	1.8806	5/20/2016	242,500
200,000	Petrobras International Finance Co. SA	5.7500	1/20/2020	200,000
				1,170,362
	OTHER ASSET BACKED SECURITIES - 13.3%
79,207	Bear Stearns Asset Backed Securities Trust 2005-SD1	0.7613	1/25/2045	78,229
49,558	Bravo Mortgage Asset Trust * ^	0.4213	7/25/2036	46,901
63,355	Chase Funding Trust Series 2002-2	5.5990	9/25/2031	62,509
19,424	Citigroup Mortgage Loan Trust Series 2004-OPT1 Asset Backed Pass-Through Certifi	1.0063	10/25/2034	19,447
155,760	Countrywide Asset-Backed Certificates *	3.5563	3/25/2032	139,459
248,531	Countrywide Asset-Backed Certificates	5.0690	2/25/2036	258,270
211,207	Credit-Based Asset Servicing and Securitization LLC	1.8988	7/25/2035	198,974
29,561	Credit-Based Asset Servicing and Securitization LLC	3.0313	6/25/2032	29,134
12,722	Credit-Based Asset Servicing and Securitization LLC	3.9500	1/25/2033	13,018
113,664	CWABS Inc. Asset-Backed Certificates Trust 2004-6	1.0813	11/25/2034	110,212
70,442	Equity One Mortgage Pass-Through Trust 2002-4	0.7613	2/25/2033	68,008
55,548	Equity One Mortgage Pass-Through Trust 2002-5	5.8030	11/25/2032	56,564
8,208	Equity One Mortgage Pass-Through Trust 2003-4	5.1904	10/25/2034	8,381
500,000	Figueroa CLO 2013-1 Ltd. *	3.9106	3/21/2024	486,484
447,375	Finance America Mortgage Loan Trust 2004-2	2.2813	8/25/2034	415,104
98,174	First Franklin Mortgage Loan Trust 2002-FF1	1.3043	4/25/2032	96,070
500,000	Gale Force 3 Clo Ltd. * ^	1.6751	4/19/2021	478,171
500,000	Goldman Sachs Asset Management CLO PLC * ^	3.0282	8/1/2022	495,184
63,405	GSAMP Trust 2002-WF	1.3806	10/20/2032	61,424
32,545	Long Beach Mortgage Loan Trust 2004-1	1.0063	2/25/2034	31,248
230,698	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	2.1313	7/25/2035	218,663
57,276	Morgan Stanley ABS Capital I Inc. Trust 2005-HE6	0.5013	11/25/2035	56,336
500,000	PPM Grayhawk CLO Ltd. * ^	0.6251	4/18/2021	484,126
65,000	RAMP Series 2005-RS3 Trust	0.6013	3/25/2035	62,873
425,570	Rockwall CDO II Ltd. *	0.5282	8/1/2024	412,076
59,181	SACO I Inc. * ^	1.0738	6/25/2035	57,308
500,000	Schiller Park CLO Ltd. * ^	2.4062	4/25/2021	495,380
80,556	Specialty Underwriting & Residential Finance Trust Series 2003-BC4	3.9313	11/25/2034	79,306
60,868	Structured Asset Investment Loan Trust 2003-BC13	2.8063	11/25/2033	57,871
462,074	Structured Asset Investment Loan Trust 2004-7	1.3063	8/25/2034	409,814
9,256	Structured Asset Investment Loan Trust 2005-7	0.7413	8/25/2035	9,272
189,048	Structured Asset Securities Corp. 2005-WF1	2.0863	2/25/2035	174,838
147,147	Structured Asset Securities Corp. 2005-WF1	2.2363	2/25/2035	142,572
500,000	Symphony CLO II Ltd. * ^	1.7616	10/25/2020	471,988
				6,285,214

See accompanying notes to financial statements.

8

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

Shares				Value

	PIPELINES - 2.9%
$300,000	DCP Midstream LLC *	5.8500	5/21/2043	$228,000
250,000	DCP Midstream LLC * ^	9.7500	3/15/2019	285,721
200,000	Energy Transfer Partners LP	4.1500	10/1/2020	211,895
100,000	IFM US Colonial Pipeline 2 LLC * ^	6.4500	5/1/2021	109,550
250,000	Sabine Pass LNG LP	7.5000	11/30/2016	267,813
250,000	Williams Partners LP / ACMP Finance Corp.	4.8750	5/15/2023	253,951
				1,356,930
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 1.5%
25,000	American Tower Trust I *	1.5510	3/15/2018	24,977
150,000	American Tower Trust I * ^	3.0700	3/15/2023	150,422
300,000	Columbia Property Trust Operating Partnership LP	5.8750	4/1/2018	329,144
200,000	Ventas Realty LP / Ventas Capital Corp.	2.0000	2/15/2018	202,213
				706,756
	RETAIL - 0.6%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020	281,417

	SAVINGS & LOANS - 0.6%
250,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	279,668

	SOVEREIGN - 0.0%
20,000	Federal Home Loan Banks	2.8750	6/12/2015	20,063

	TELECOMMUNICATIONS - 2.0%
50,000	Altice Finco SA * ^	9.8750	12/15/2020	55,437
250,000	America Movil SAB de CV	5.0000	10/16/2019	281,275
70,000	Crown Castle Towers LLC * ^	3.2140	8/15/2015	70,407
100,000	Orange SA	2.1250	9/16/2015	100,518
250,000	Telefonica Emisiones SAU	5.4620	2/16/2021	284,169
150,000	Verizon Communications Inc.	1.8006	9/15/2016	152,338
				944,144
	TRUCKING & LEASING - 0.2%
100,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. *	2.5000	3/15/2016	101,232

	TOTAL BONDS & NOTES (Cost $39,128,831)			39,364,841
	PREFERRED STOCK - 2.5%
	BANKS - 0.7%
7,400	Citigroup, Inc.	6.8750		201,428
5,000	Northern Trust Corp.	5.8500		128,500
				329,928
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
18,750	Ally Financial, Inc.	8.5000		496,875

	OIL & GAS - 0.5%
5,000	BreitBurn Energy Partners LP	8.2500		112,650
5,000	Legacy Reserves LP	8.0000		108,650
				221,300
	TRANSPORTATION & LOGISTICS - 0.3%
5,000	Seaspan Corp.	8.2500		129,950

	TOTAL PREFERRED STOCK (Cost $1,199,882)			1,178,053

	TOTAL INVESTMENTS - 91.6% (Cost $43,250,264)(A)			$43,412,348
	OTHER ASSETS LESS LIABILITIES - 8.4%			4,047,735
	TOTAL NET ASSETS - 100.0%			$47,460,083

*	Non-income producing security

HELOC - Home Equity Line of Credit

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 18.8% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(A)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,241,182 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$619,687
Unrealized depreciation	(448,521)
Net unrealized appreciation	$171,166

See accompanying notes to financial statements.

9

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2015

ASSETS
Investment securities:
At cost	$43,250,264
At value	$43,412,348
Receivable for securities sold	801,321
Cash	2,570,859
Dividends and interest receivable	377,474
Deposits for Futures Contracts	14,352
Receivable for Fund shares sold	72,978
Prepaid expenses and other assets	226,383
TOTAL ASSETS	47,475,715

LIABILITIES
Investment advisory fees payable	14,863
Accrued expenses and other liabilities	769
TOTAL LIABILITIES	15,632
NET ASSETS	$47,460,083

Composition of Net Assets:
Paid in capital	$47,770,236
Undistributed net investment income	34,043
Accumulated net realized loss from security transactions	(506,280)
Net unrealized appreciation on investments	162,084
NET ASSETS	$47,460,083

See accompanying notes to financial statements.

10

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
April 30, 2015

Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,415,416
Shares of beneficial interest outstanding (c)	338,279
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.10

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.72

Class A1 Shares:
Net Assets	$10
Shares of beneficial interest outstanding (c)	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(d)	$10.10

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.72

Class C Shares:
Net Assets	$218,896
Shares of beneficial interest outstanding (c)	21,670
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.10

Class I Shares:
Net Assets	$43,825,751
Shares of beneficial interest outstanding (c)	4,339,046
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.10

Class R Shares:
Net Assets	$10
Shares of beneficial interest outstanding (c)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (d)	$10.10

(a)	Investments in Class A shares and/or Class A1 shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

(c)	Unlimited number of shares of beneficial interest authorized, no par value.

(d)	Differences in actual and calculated Net Asset Value (“NAV”) shown are due to rounding.

See accompanying notes to financial statements.

11

Anfield Universal Fixed Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2015

INVESTMENT INCOME
Dividends	$143,138
Interest	717,803
TOTAL INVESTMENT INCOME	860,941

EXPENSES
Investment advisory fees	166,169
Distribution (12b-1) fees:
Class A	5,443
Class C	467
Professional fees	34,535
Administration fees	19,754
Printing and postage expenses	15,129
Non 12b-1 Shareholder servicing fees	8,429
Transfer agent fees	8,304
Compliance officer fees	6,234
Custodian fees	4,674
Accounting services fees	4,455
Registration fees	3,620
Trustees fees and expenses	1,844
Insurance expense	1,810
Other expenses	3,380
TOTAL EXPENSES	284,247

Less: Fees waived by the Advisor	(67,863)
NET EXPENSES	216,384

NET INVESTMENT INCOME	644,557

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(213,396)
Net realized loss from futures contracts	(87,405)

Net change in unrealized appreciation on futures contracts	(10,953)
Net change in unrealized appreciation on investments	35,292

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(276,462)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$368,095

See accompanying notes to financial statements.

12

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
FROM OPERATIONS
Net investment income	$644,557	$554,744
Net realized loss from investments and futures contracts	(300,801)	(118,539)
Net change in unrealized appreciation on investments and futures contracts	24,339	117,300
Net increase in net assets resulting from operations	368,095	553,505

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(10)
Class I	—	(1,597)
From net investment income:
Class A	(63,131)	(27,533)
Class C	(1,253)	(454)
Class I	(654,322)	(515,694)
Total distributions to shareholders	(718,706)	(545,288)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,031,984	4,094,432
Class C	178,700	99,750
Class I	14,736,147	37,505,509
Net asset value of shares issued in reinvestment of distributions:
Class A	62,399	27,136
Class C	1,253	454
Class I	338,916	284,335
Payments for shares redeemed:
Class A	(2,403,462)	(351,966)
Class C	(59,547)	(10)
Class I	(9,057,838)	(4,412,967)
Class R
Net increase in net assets from shares of beneficial interest	5,828,552	37,246,673

TOTAL INCREASE IN NET ASSETS	5,477,941	37,254,890

NET ASSETS
Beginning of Period	41,982,142	4,727,252
End of Period *	$47,460,083	$41,982,142
* Includes undistributed net investment income of:	$34,043	$108,192

See accompanying notes to financial statements.

13

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six
	Months Ended	For the
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014

SHARE ACTIVITY
Class A:
Shares Sold	201,894	399,858
Shares Reinvested	6,218	2,656
Shares Redeemed	(237,965)	(34,383)
Net increase in shares of beneficial interest outstanding	(29,853)	368,131

Class A1:
Shares Sold	—	—
Net increase in shares of beneficial interest outstanding	—	—

Class C:
Shares Sold	17,709	9,741
Shares Reinvested	125	44
Shares Redeemed	(5,949)	(1)
Net increase in shares of beneficial interest outstanding	11,885	9,784

Class I:
Shares Sold	1,462,732	3,679,389
Shares Reinvested	33,757	27,906
Shares Redeemed	(900,976)	(432,841)
Net increase in shares of beneficial interest outstanding	595,513	3,274,454

Class R:
Shares Sold	—	—
Net increase in shares of beneficial interest outstanding	—	—

See accompanying notes to financial statements.

14

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months
	Ended
	April 30, 2015		Year Ended		Period Ended
	(Unaudited)		October 31, 2014		October 31, 2013	(1)

Net asset value, beginning of period	$10.18		$10.08		$10.00

Activity from investment operations:
Net investment income	0.13	(2)	0.23	(2)	0.06	(2)
Net realized and unrealized gain on investments	(0.06)		0.06		0.02
Total from investment operations	0.07		0.29		0.08

Less distributions from:
Net investment income	(0.15)		(0.19)		—
Total distributions	(0.15)		(0.19)		—

Net asset value, end of period	$10.10		$10.18		$10.08

Total return (3)	0.71	% (6)	2.91	% (6)	0.80	% (6)

Net assets, at end of period (000)s	$3,415		$3,749		$10

Ratio of gross expenses to average net assets (4)(5)	1.52	% (7)	2.01%		8.24	% (7)(8)
Ratio of net expenses to average net assets (5)	1.20	% (7)	1.37%		1.70	% (7)
Ratio of net investment income to average net assets (5)	2.64	% (7)	2.26%		1.74	% (7)

Portfolio Turnover Rate	24	% (6)	22	% (6)	37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class A Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total Return shown excludes the effect of applicable sales charges and redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Funds prospectus.

See accompanying notes to financial statements.

15

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	Six Months
	Ended
	April 30, 2015		Year Ended		Period Ended
	(Unaudited)		October 31, 2014		October 31, 2013	(1)

Net asset value, beginning of period	$10.19		$10.08		$10.00

Activity from investment operations:
Net investment gain (loss)	0.10	(2)	0.16	(2)	(0.08	) (2)
Net realized and unrealized gain on investments	(0.07)		0.01		0.16
Total from investment operations	0.03		0.17		0.08

Less distributions from:
Net investment income	(0.12)		(0.06)		—
Total distributions	(0.12)		(0.06)		—

Net asset value, end of period	$10.10		$10.19		$10.08

Total return (3)	0.28	% (6)	1.68	% (6)	0.80	% (6)

Net assets, at end of period (000)s	$219		$100		$10

Ratio of gross expenses to average net assets (4)(5)	2.27	% (7)	2.76%		8.99	% (7)(8)
Ratio of net expenses to average net assets (5)	1.95	% (7)	2.12%		2.45	% (7)
Ratio of net investment loss to average net assets (5)	2.02	% (7)	1.53%		(2.32	)% (7)

Portfolio Turnover Rate	24	% (6)	22	% (6)	37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class C Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total Return shown excludes the effect of applicable redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

16

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months
	Ended
	April 30, 2015		Year Ended		Period Ended
	(Unaudited)		October 31, 2014		October 31, 2013	(1)

Net asset value, beginning of period	$10.19		$10.08		$10.00

Activity from investment operations:
Net investment income	0.15	(2)	0.24	(2)	0.03	(2)
Net realized and unrealized gain on investments	(0.07)		0.09		0.05
Total from investment operations	0.08		0.33		0.08

Less distributions from:
Net investment income	(0.17)		(0.22)		—
Net realized gains	—		—	(8)	—
Total distributions	(0.17)		(0.22)		—

Net asset value, end of period	$10.10		$10.19		$10.08

Total return (3)	0.74	% (6)	3.25	% (6)	0.80	% (6)

Net assets, at end of period (000s)	$43,826		$38,133		$4,727

Ratio of gross expenses to average net assets (4)(5)	1.27	% (7)	1.76%		7.99	% (7)
Ratio of net expenses to average net assets (5)	0.95	% (7)	1.12%		1.45	% (7)
Ratio of net investment income to average net assets (5)	2.92	% (7)	2.38%		0.82	% (7)

Portfolio Turnover Rate	24	% (6)	22	% (6)	37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class I Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Amount represents less than $0.01.

See accompanying notes to financial statements.

17

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class R
	Six Months
	Ended
	April 30, 2015		Year Ended		Period Ended
	(Unaudited)		October 31, 2014		October 31, 2013	(1)

Net asset value, beginning of period	$10.19		$10.08		$10.00

Activity from investment operations:
Net investment income (loss)	0.01	(2)	0.01	(2)	(0.07	) (2)
Net realized and unrealized gain on investments	(0.10)		0.10		0.15
Total from investment operations	(0.09)		0.11		0.08

Less distributions from:
Net realized gains	—		(0.00	) (9)	—
Total distributions	—		(0.00)		—

Net asset value, end of period	$10.10		$10.19		$10.08

Total return (3)	(0.88	)% (6)	1.11	% (6)	0.80	% (6)

Net assets, at end of period	$10		$10		$10

Ratio of gross expenses to average net assets (4)(5)(8)	1.77	% (7)	2.26%		8.49	% (7)
Ratio of net expenses to average net assets (5)	1.45	% (7)	1.62%		1.95	% (7)
Ratio of net investment income (loss) to average net assets (5)	0.20	% (7)	0.10%		(2.03	)% (7)

Portfolio Turnover Rate	24	% (6)	22	% (6)	37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class R Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

(9)	Amount represents less than $0.01.

See accompanying notes to financial statements.

18

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A1
	Six Months
	Ended
	April 30, 2015		Year Ended		Period Ended
	(Unaudited)		October 31, 2014		October 31, 2013	(1)

Net asset value, beginning of period	$10.19		$10.08		$10.00

Activity from investment operations:
Net investment income (loss)	0.83	(2)	0.01	(2)	(0.10	) (2)
Net realized and unrealized gain on investments	(0.92)		0.10		0.18
Total from investment operations	(0.09)		0.11		0.08

Less distributions from:
Net realized gains	—		(0.00	) (9)	—
Total distributions	—		(0.00	) (9)	—

Net asset value, end of period	$10.10		$10.19		$10.08

Total return (3)	(0.88	)% (6)	1.11	% (6)	0.80	% (6)

Net assets, at end of period	$10		$10		$10

Ratio of gross expenses to average net assets (4)(5)(8)	1.67	% (7)	2.16%		8.39	% (7)
Ratio of net expenses to average net assets (5)	1.35	% (7)	1.52%		1.85	% (7)
Ratio of net investment loss to average net assets (5)	16.52	% (7)	8.15%		(2.89	)% (7)

Portfolio Turnover Rate	24	% (6)	22	% (6)	37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class A1 Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total Return shown excludes the effect of applicable sales charges and redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

(9)	Amount represents less than $0.01.

See accompanying notes to financial statements.

19

Anfield Universal Fixed Income Fund
Notes to Financial Statements (Unaudited)
April 30, 2015

1.	ORGANIZATION

The Anfield Universal Fixed Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund commenced operations on June 28, 2013. The investment objective is to seek current income.

The Fund offers Class A, Class A1, Class C, Class I, and Class R shares. Class A and Class A1 shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A and/or Class A1 shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A or Class A1 shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares of the Fund are sold at NAV without an initial sales charge but may be subject to a CDSC on shares redeemed. Class R shares of the Fund are sold at NAV without an initial sales charge and are not subject to a CDSC. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC, but have a higher minimum initial investment than Class A, Class A1, Class C, and Class R shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist

20

Anfield Universal Fixed Income Fund
Notes to Financial Statements (Unaudited) (Continued)
April 30, 2015

third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Fund. The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would

21

Anfield Universal Fixed Income Fund
Notes to Financial Statements (Unaudited) (Continued)
April 30, 2015

continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2015, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$531,960	$—	$—	$531,960
Mutual Funds	2,337,494	—	—	2,337,494
Bonds & Notes	—	39,364,841	—	39,364,841
Preferred Stock	1,178,053	—	—	1,178,053
Total	$4,047,507	$39,364,841	$—	$43,412,348

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

22

Anfield Universal Fixed Income Fund
Notes to Financial Statements (Unaudited) (Continued)
April 30, 2015

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed monthly. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013 or expected to be taken on returns filed for open tax year 2014. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Fixed Income Risk – When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Futures Contracts – The Fund are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognized a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the

23

Anfield Universal Fixed Income Fund
Notes to Financial Statements (Unaudited) (Continued)
April 30, 2015

value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of April 30, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of April 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest Rate Contracts	Net realized gain (loss) from futures contracts; Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the year ended April 30, 2015:

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2015, amounted to $12,897,824 and $10,510,528 respectively.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Anfield Capital Management, LLC. serves as the Fund’s Investment Advisor (the “Advisor”).

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets. The Fund’s management fee was lowered effective March 1, 2014 to 0.80% from 0.95%. The Fund’s Adviser has contractually agreed to waive a portion of its advisory fee in the amount of 0.05% of the Fund’s average daily net assets until at least March 1, 2016.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least March 1, 2016, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.20%, 1.35%, 1.95%, 0.95%, and 1.45% of the Fund’s average daily net assets for Class A, Class A1, Class C, Class I, and Class R shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.20%, 1.35%, 1.95%, 0.95%, and 1.45% of average daily net assets attributable to Class A, A1, C, I and R shares, respectively the Advisor shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the limitations of average daily net assets for each class respectively. If Fund Operating Expenses attributable to Class A, A1, C, I and R shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. During the six months ended April 30, 2015, the Advisor waived fees and reimbursed expenses in the amount of $67,863 in expenses to the Fund. The Fund’s total expenses subject to recoupment are $180,806. As of April 30, 2015, the Advisor can recoup waived and reimbursed expenses of $79,300 until October 31, 2016, and $101,506 until October 31, 2017.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 0.40%, 1.00%, and 0.50% of its average daily net assets for Class A, Class A1, Class C, and Class R, respectively, and is paid to Northern Lights Distributors,

24

Anfield Universal Fixed Income Fund
Notes to Financial Statements (Unaudited) (Continued)
April 30, 2015

LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class A1, Class C and Class R shares. For the six months ended April 30, 2015, the Distributor received $2,186 in underwriting commissions for sales of Class A and Class A1 shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pas GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended April 30, 2015, the Fund assessed $0 in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended October 31, 2014 and October 31, 2013 were as follows:

	Fiscal Year Ended	Fiscal Period Ended
	October 31, 2014	October 31, 2013
Ordinary Income	$545,288	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$545,288	$—

There were no distributions for fiscal year ended October 31, 2013.

25

Anfield Universal Fixed Income Fund
Notes to Financial Statements (Unaudited) (Continued)
April 30, 2015

As of October 31, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Post October
Undistributed	Undistributed	Capital Loss	Other	Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$99,100	$—	$(194,517)	$—	$—	$135,875	$40,458

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open future contracts, and adjustments for partnerships.

At October 31, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$127,671	$66,846	$194,517

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and ordinary income distributions, and adjustments for paydowns, resulted in reclassifications for the year ended October 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(256)	$87,153	$(86,897)

7.	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

26

Anfield Universal Fixed Income Fund
EXPENSE EXAMPLES
April 30, 2015 (Unaudited)

As a shareholder of Anfield Universal Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and/or Class A1 shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Anfield Universal Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Anfield Universal Fixed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	11/1/14	4/30/15	11/1/14 – 4/30/15	11/1/14 – 4/30/15
Class A	$1,000.00	$1,007.10	$ 11.98	1.20%
Class A1	1,000.00	991.20	6.67	1.35
Class C	1,000.00	1,002.80	9.68	1.95
Class I	1,000.00	1,007.40	4.73	0.95
Class R	1,000.00	991.20	7.16	1.45

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	11/1/14	4/30/15	11/1/14 – 4/30/15	11/1/14 – 4/30/15
Class A	$1,000.00	$1,037.79	$ 12.16	1.20%
Class A1	1,000.00	1,018.10	6.76	1.35
Class C	1,000.00	1,015.12	9.74	1.95
Class I	1,000.00	1,020.08	4.76	0.95
Class R	1,000.00	1,017.60	7.25	1.45

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.
27

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600
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What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

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Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 6 month period ended April 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Anfield Capital Management, LLC
4695 MacArthur Court, Suite 430
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/1/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/1/15

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/1/15